Quarterly Results (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended											9 Months Ended				12 Months Ended
	Sep. 30, 2013		Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 308,663		$ 273,426	$ 267,927		$ 271,463	$ 258,122	$ 248,885	$ 243,877	$ 248,017	$ 232,922	$ 899,599		$ 797,512		$ 1,070,938	$ 973,701	$ 878,159
Gross profit	68,505		63,105	60,092		64,553	58,020	53,400	49,183	55,322	49,296	209,720		182,665		245,770	207,201	179,895
Income from operations	27,789	[1]	27,944	25,355	[2]	16,061	26,104	22,782	18,293	25,535	20,226	78,623	[3]	67,520	[4]	95,464	86,836	68,663
Net income (loss)	14,942		4,227	2,606		(1,914)	3,590	3,870	(364)	2,519	(1,263)	(11,332)		4,282		8,509	4,762	(9,994)
Allocation of net (loss) income to common stockholders-basic and diluted	15,044		4,174	2,446		(1,967)	3,509	3,959	(456)	2,519	(1,263)	(11,120)		3,988		8,162	4,759	(9,994)
Common Stock Class L [Member]
Allocation of net (loss) income to common stockholders-basic and diluted				20,299										58,401		79,211	71,568	64,712
Allocation of net (loss) income to common stockholders-basic and diluted			20,810	20,298		19,590	18,513	18,712	18,253	17,608	16,995
Earnings (loss) per share:
Basic and diluted			$ 15.68	$ 15.30		$ 14.76	$ 13.99	$ 14.20	$ 13.86	$ 13.37	$ 12.90			$ 44.05		$ 59.73	$ 54.33	$ 49.21
Common Stock Class A [Member]
Allocation of net (loss) income to common stockholders-basic and diluted	$ 15,044		$ (17,412)	$ (18,521)		$ (25,482)	$ (15,070)	$ (15,083)	$ (19,030)	$ (15,406)	$ (18,564)	$ (11,120)		$ (59,073)		$ (76,485)	$ (68,083)	$ (75,957)
Earnings (loss) per share:
Basic and diluted			$ (2.87)	$ (3.06)		$ (4.20)	$ (2.49)	$ (2.51)	$ (3.16)	$ (2.56)	$ (3.09)					$ (12.62)	$ (11.32)	$ (12.64)

[1]	For the quarter ended September 30, 2013, income from operations includes acquisition-related expenses of $1.7 million related to full service center-based care.
[2]	For the quarter ended September 30, 2012, income from operations includes expenses incurred in connection with the Offering completed in January 2013 in the amount of $1.0 million, allocated on a proportionate basis to each segment ($0.7 million to full service center-based care, $0.2 million to back-up dependent care, and $0.1 million to other educational services).
[3]	For the nine months ended September 30, 2013, income from operations includes expenses incurred in connection with the Offering completed in January 2013, including a $7.5 million fee for the termination of the management agreement with Bain Capital Partners LLC, and $5.0 million for certain stock options that vested upon completion of the Offering, allocated on a proportionate basis to each segment, and $3.5 million of acquisition-related expenses related to full-service center-based care ($13.3 million to full service center-based care, $1.9 million to back-up dependent care, and $0.8 million to other educational advisory services).
[4]	For the nine months ended September 30, 2012, income from operations includes expenses incurred in connection with the modification of stock options in the amount of $15.1 million and expenses incurred in connection with the Offering completed in January 2013 in the amount of $1.4 million, allocated on a proportionate basis to each segment ($12.2 million to full service center-based care, $3.0 million to back-up dependent care, and $1.3 million to other educational advisory services).